THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS
                               -AllianceBernstein International Growth Portfolio -AllianceBernstein Small-Mid Cap Growth Portfolio

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Supplement  dated April 7, 2011 to the Prospectus dated December 31, 2010 of the
AllianceBernstein   Pooling  Portfolios  offering  shares  of  AllianceBernstein
International Growth Portfolio and AllianceBernstein Small-Mid Cap Growth Portfolio (the "Prospectus"). Each of the Portfolios listed above is hereinafter referred to as a "Portfolio" or collectively, the "Portfolios".

                                   * * * * *

AllianceBernstein International Growth Portfolio
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The  following  replaces  the  second  paragraph  under  the  heading "Principal
Strategies" in the Prospectus with respect to the Portfolio.

The investment team allocates the Portfolio's investments among market sectors based on the fundamental research conducted by the Adviser's large research staff, assessing current and forecasted investment opportunities and conditions, as well as diversification and risk considerations.

                                   * * * * *

AllianceBernstein Small/Mid Cap Growth Portfolio
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The  following  replaces  the  third  and fourth sentence in the first paragraph under the heading "Principal Strategies" in the Prospectus with respect to the Portfolio.

For these purposes, "small- and mid-capitalization companies" are generally those companies that, at the time of investment, fall within the lowest 25% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). As of December 31, 2010, there were approximately 4,401 companies within the lowest 25% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million) with market capitalizations ranging from $10 million to $11.9 billion.

The following is added as the last sentence of the first paragraph under the heading "Principal Strategies" in the Prospectus with respect to the Portfolio.

In the future, the Portfolio may define small- and mid-capitalization companies using a different classification system.

                                   * * * * *

The following chart for the Portfolio replaces the chart under the heading "Portfolio Mangers" in the summary section of the Prospectus for the Portfolio and reflects those persons responsible for day-to-day management of the Portfolio's portfolio.

AllianceBernstein International Growth Portfolio
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Employee              Length of Service    Title
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Sergey Davalchenko    Since March 2011     Vice President of the Adviser

Gareth Jenkins        Since March 2011     Vice President of AllianceBernstein
                                           Limited

Laurent Saltiel       Since 2010           Senior Vice President of the Adviser


                                   * * * * *

The following supplements certain information under the heading "Management of the Portfolios - Portfolio Managers" in the Prospectus with respect to the Portfolio.

AllianceBernstein International Growth Portfolio
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Portfolio and                                   Principal Occupation(s) During
Responsible Team      Employee; Year; Title     the Past Five (5) Years
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AllianceBernstein     Sergey Davalchenko;       Vice President of the Adviser,
International Growth  since March 2011; Vice    with   which   he   has   been
Portfolio             President of the          associated since January 2011.
                      Adviser                   Prior thereto, he was a senior
International Large                             international    analyst    at
Cap Growth Team                                 Global   Currents   Investment
                                                Management,  a  subsidiary  of
                                                Legg Mason, from April 2008 to
                                                January  2011.  Previously, he
                                                worked  as a portfolio manager
                                                at       Fenician      Capital
                                                Management,  where  he  was  a
                                                partner,  from  March  2006 to
                                                June  2007.  Prior  thereto, a
                                                research       analyst      at
                                                Oppenheimer    Capital   since
                                                prior to 2006.

                      Gareth Jenkins; since     Vice  President  of  Alliance-
                      March 2011; Vice          Bernstein  Limited, with which
                      President of              he  has  been associated since
                      AllianceBernstein         2007.  Prior thereto, he was a
                      Limited                   special  opportunities analyst
                                                and   technology  and  telecom
                                                analyst  at Insight Investment
                                                since prior to 2006.

                      Laurent Saltiel; since    Senior  Vice  President of the
                      2010; Senior Vice         Adviser,  with  which  he  has
                      President of the          been   associated  since  June
                      Adviser                   2010.  Prior  thereto,  he was
                                                associated  with Janus Capital
                                                in   a   portfolio  management
                                                capacity since prior to 2006.

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This  Supplement  should  be  read  in  conjunction  with the Prospectus for the
Portfolios.

You should retain this Supplement with your Prospectus for future reference.

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